THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 82.0%	Shares	Value

AUSTRALIA — 4.2%

Newcrest Mining, Ltd.	6,292,399	$84,797,941

BRAZIL — 2.4%

Banco do Brasil SA	412,900	2,884,818

Centrais Eletricas Brasileiras SA	5,017,611	44,599,047

		47,483,865

CANADA — 19.3%

Artemis Gold, Inc. * † (A)	4,308,859	17,093,439

Bear Creek Mining Corp. * (A)	3,625,815	2,519,992

Cameco Corp.	1,382,284	35,621,459

Centerra Gold, Inc.	2,302,411	14,329,949

Dundee Corp., Cl A * (A)(B)	2,419,423	2,588,427

Equinox Gold * (A)	8,230,434	36,763,955

Fission Uranium Corp. * (A)	23,309,500	13,652,044

Gabriel Resources, Ltd. * (A)(B)	60,679,056	9,713,956

Gabriel Resources, Ltd. * † (A)(B)(C)	3,471,971	555,819

IAMGOLD * (A)	13,262,737	22,016,143

International Tower Hill Mines, Ltd. * (A)(B)	6,548,183	4,092,614

Ivanhoe Mines, Ltd., Cl A *	2,672,000	16,609,363

MEG Energy Corp. *	388,362	5,346,782

NexGen Energy, Ltd. *	5,137,190	22,385,319

Northern Dynasty Minerals, Ltd. (CAD) *	2,873,848	897,692

Northern Dynasty Minerals, Ltd. (USD) * (A)	15,400,762	4,908,223

Novagold Resources, Inc. *	2,945,985	14,376,407

Pan American Silver Corp. (B)	1,117,060	22,732,875

Perpetua Resources * (A)	2,329,638	6,429,801

Sabina Gold & Silver *	11,941,754	11,097,331

Seabridge Gold, Inc. (CAD) *	1,422,848	19,522,424

Seabridge Gold, Inc. (USD) *	1,233,038	16,917,281

Sprott, Inc.	275,177	10,413,555

Turquoise Hill Resources, Ltd. *	1,939,944	50,710,136

Western Copper & Gold Corp. *	2,339,413	3,324,924

Wheaton Precious Metals Corp.	680,081	23,326,778

		387,946,688

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued	Shares	Value

CHINA — 3.3%

CGN Power, Cl H (C)	86,146,000	$19,863,875

China Communications Services, Cl H	34,404,000	13,987,508

Guangshen Railway Co., Ltd., Cl H * (A)	46,838,679	7,932,210

Hi Sun Technology China, Ltd. *	47,121,000	5,565,127

Shanghai Electric Group Co., Ltd., Cl H *	44,488,000	11,133,890

Sinopharm Group, Cl H	3,524,800	8,075,977

		66,558,587

FRANCE — 1.4%

Carrefour SA	282,823	4,819,866

Electricite de France SA	1,989,168	24,156,853

		28,976,719

GREECE — 0.2%

Tsakos Energy Navigation, Ltd.	380,012	4,693,148

HONG KONG — 2.6%

CK Hutchison Holdings, Ltd.	3,988,000	26,453,519

First Pacific	31,132,000	12,422,929

Luks Group Vietnam Holdings Co., Ltd. (B)	9,255,000	1,391,215

WH Group, Ltd.	17,032,500	12,899,349

		53,167,012

INDONESIA — 0.1%

Indofood Sukses Makmur	3,138,900	1,439,658

JAPAN — 10.8%

Fukuda Corp.	206,800	7,745,013

Icom, Inc.	308,600	6,045,305

Inpex Corp.	917,000	10,510,455

Japan Petroleum Exploration Co., Ltd.	578,100	15,253,938

Kamigumi Co., Ltd.	954,250	19,404,114

Kato Sangyo Co., Ltd.	442,900	10,973,927

KYORIN Holdings, Inc.	1,010,900	13,732,663

Medipal Holdings	157,800	2,380,792

Mitsubishi Corp.	1,032,000	30,670,297

Mitsui & Co., Ltd.	1,393,300	30,739,372

Organo Corp.	106,600	7,458,290

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued	Shares	Value

JAPAN — continued

Ryosan	175,000	$2,947,748

Suzuken Co., Ltd.	1,064,400	29,418,899

Tachi-S Co., Ltd., Cl S	372,700	3,318,635

Toho Holdings Co., Ltd.	757,600	11,601,738

West Japan Railway Co.	406,500	14,931,042

		217,132,228

KAZAKHSTAN — 4.0%

Halyk Savings Bank of Kazakhstan JSC GDR *(B)	1,812,357	17,009,079

NAC Kazatomprom JSC GDR	1,024,195	30,709,411

NAC Kazatomprom JSC GDR (C)	1,110,803	33,306,260

		81,024,750

LEBANON — 0.1%

Solidere ADR *(B)(D)	174,732	1,566,036

MALAYSIA — 0.3%

Oriental Holdings (B)	3,509,400	5,240,738

Sime Darby Plantation	7,000	6,860

		5,247,598

NORWAY — 0.6%

Stolt-Nielsen, Ltd.	576,611	12,286,525

RUSSIA — 5.0%

Etalon Group GDR (A)(B)(D)	12,510,957	3,676,970

Federal Grid Unified Energy System PJSC *(B)(D)	17,511,927,373	8,001,442

Gazprom PJSC *(B)(D)	23,317,157	21,897,754

Gazprom PJSC ADR (B)(D)	1,291,032	2,454,381

Lenta International PJSC GDR *(B)(D)	6,411,473	4,900,289

LSR Group PJSC, Cl A *(B)(D)	1,673,664	4,618,910

Moscow Exchange MICEX-RTS PJSC *(B)(D)	14,576,874	6,043,414

Polyus PJSC GDR (B)(D)	613,103	12,899,810

RusHydro PJSC (B)(D)	6,483,174,688	24,009,833

RusHydro PJSC ADR *(B)(D)	459,437	172,197

Sberbank of Russia PJSC *(B)(D)	12,648,865	8,024,298

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued	Shares	Value

RUSSIA — continued

VTB Bank PJSC *(B)(D)	48,243,439,862	$4,331,275

		101,030,573

SINGAPORE — 3.5%

First Resources, Ltd.	17,489,200	17,509,963

Golden Agri-Resources, Ltd.	252,297,400	47,505,113

Yoma Strategic Holdings, Ltd. * (A)	66,818,200	6,493,419

		71,508,495

SOUTH AFRICA — 2.9%

Gold Fields, Ltd.	1,564,774	14,472,444

Harmony Gold Mining ADR	7,801,799	25,511,883

Impala Platinum Holdings, Ltd.	1,577,168	17,486,874

		57,471,201

SOUTH KOREA — 12.5%

DL E&C Co., Ltd.	116,594	3,649,461

GS Holdings	129,241	4,142,751

Hana Financial Group	516,148	14,790,993

Hankook Tire Worldwide Co., Ltd.	1,356,342	12,868,968

Hyundai Department Store	178,832	9,185,656

Korea Electric Power Corp. *	2,076,395	35,761,576

Korea Electric Power Corp. ADR *	232,125	2,000,917

Korean Reinsurance	718,002	4,873,974

KT Corp.	2,132,413	61,979,763

KT Corp. ADR	1,373,982	19,785,341

LG Corp.	580,686	36,243,944

LG Uplus	4,507,998	43,439,507

LX Holdings *	36,588	246,343

PHA Co., Ltd.	420,687	2,553,842

		251,523,036

SRI LANKA — 0.1%

Hemas Holdings PLC (A)(B)	16,019,905	2,023,716

THAILAND — 0.2%

Kasikornbank PLC	1,145,400	4,591,473

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued	Shares	Value

UKRAINE — 1.6%

Astarta Holding NV * (A)	659,000	$3,439,404

Kernel Holding SA (A)	2,478,524	13,904,826

MHP SE (LSE Shares) GDR (B)	3,342,148	14,204,129

MHP SE (USD Shares) GDR (A)(B)(C)	44,627	189,665

		31,738,024

UNITED KINGDOM — 1.0%

Yellow Cake PLC * (A)(C)	4,546,254	20,837,572

UNITED STATES — 5.9%

Air Lease, Cl A	122,848	4,558,889

Hyster-Yale Materials Handling	76,002	2,628,909

Ivanhoe Electric *(B)	565,685	5,204,302

Range Resources Corp. *	1,335,324	44,159,165

Royal Gold, Inc.	206,258	21,609,651

Southwestern Energy Co. *	5,781,051	40,814,220

		118,975,136

TOTAL COMMON STOCK

(Cost $1,809,078,423)		1,652,019,981

PREFERRED STOCK — 2.6%

CANADA — 0.0%

Gabriel Resources, Ltd. * (A)(B)(E)	4,960,582	794,127

GERMANY — 0.4%

Draegerwerk & KGaA 0.900%	132,668	6,961,025

SOUTH KOREA — 2.2%

Hyundai Motor Co.4.170%	141,440	10,272,347

Hyundai Motor Co., Series 2 4.170%	462,137	33,614,652

		43,886,999

TOTAL PREFERRED STOCK

(Cost $53,211,087)		51,642,151

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2022 (Unaudited)

UNIT TRUST FUND — 2.2%	Shares	Value

CANADA — 2.2%

Sprott Physical Uranium Trust *	3,776,279	$44,234,263

TOTAL UNIT TRUST FUND

(Cost $30,517,310)		44,234,263

RIGHTS — 0.1%	Number of Rights

CANADA — 0.1%

Pan American Silver Corp., Expires 02/22/29(B)(D)	2,532,384	1,646,050

TOTAL RIGHTS

(Cost $–)		1,646,050

CONVERTIBLE BOND — 0.0%	Face Amount

INDIA — 0.0%

REI Agro, Ltd.

5.500%, 13/11/14(D)	$723,000	—

TOTAL CONVERTIBLE BOND

(Cost $723,000)		—

U.S. TREASURY OBLIGATIONS — 9.9%	Face Amount	Value

United States Treasury Bills

3.132%, 07/13/23(F)	$59,062,500	57,456,316

1.697%, 03/23/23(F)	71,810,200	70,538,729

1.177%, 10/13/22(F)	71,065,000	70,733,200

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $199,265,343)		198,728,245

SHORT TERM INVESTMENT — 0.8%	Shares

Dreyfus Treasury Securities Cash Management Fund, Cl Participant Shares, 1.050%(G)	16,476,841	16,476,841

TOTAL SHORT TERM INVESTMENT

(Cost $16,476,841)		16,476,841

TOTAL INVESTMENTS — 97.6%

(Cost $2,109,272,004)		1,964,747,531

Other Assets and Liabilities, Net — 2.4%		48,435,152

NET ASSETS — 100.0%		$2,013,182,683

†	Restricted Equity.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2022 (Unaudited)

*	Non-income producing security.

(A)	Affiliated investment.

(B)	Securities considered illiquid. The total value of such securities as of July 31, 2022 was $189,983,321 and represented 9.3% of Net Assets.

(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2022 was $74,753,191 and represents 3.7% of Net Assets.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Rate unavailable

(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G)	The rate reported is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

USD — United States Dollar

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Australia	$—	$84,797,941	$—	$84,797,941

Brazil	47,483,865	—	—	47,483,865

Canada	387,946,688	—	—	387,946,688

China	—	66,558,587	—	66,558,587

France	—	28,976,719	—	28,976,719

Greece	4,693,148	—	—	4,693,148

Hong Kong	1,391,215	51,775,797	—	53,167,012

Indonesia	—	1,439,658	—	1,439,658

Japan	—	217,132,228	—	217,132,228

Kazakhstan	—	81,024,750	—	81,024,750

Lebanon	—	—	1,566,036	1,566,036

Malaysia	—	5,247,598	—	5,247,598

Norway	—	12,286,525	—	12,286,525

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2022 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total

Russia	$—	$—	$101,030,573	$101,030,573

Singapore	—	71,508,495	—	71,508,495

South Africa	25,511,883	31,959,318	—	57,471,201

South Korea	21,786,258	229,736,778	—	251,523,036

Sri Lanka	—	2,023,716	—	2,023,716

Thailand	—	4,591,473	—	4,591,473

Ukraine	14,393,794	17,344,230	—	31,738,024

United Kingdom	—	20,837,572	—	20,837,572

United States	118,975,136	—	—	118,975,136

Total Common Stock	622,181,987	927,241,385	102,596,609	1,652,019,981

Preferred Stock

Canada	794,127	—	—	794,127

Germany	—	6,961,025	—	6,961,025

South Korea	—	43,886,999	—	43,886,999

Total Preferred Stock	794,127	50,848,024	—	51,642,151

Unit Trust Fund

Canada	44,234,263	—	—	44,234,263

Rights

Canada	—	—	1,646,050	1,646,050

Convertible Bond

India	—	—	—	—

U.S. Treasury Obligations

United States	—	198,728,245	—	198,728,245

Short Term Investment

United States	—	16,476,841	—	16,476,841

Total Investments in Securities	$667,210,377	$1,193,294,495	$104,242,659	$1,964,747,531

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2022 (Unaudited)

As of July 31, 2022, the Global All Cap Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at July 31, 2022, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost	Market Value

Artemis Gold, Inc.	4,098,604	11/9/2020	11/9/2020	$15,118,486	$17,093,439

Gabriel Resources, Ltd.	3,471,971	5/31/2021	5/31/2021	704,137	555,819

				$15,822,623	$17,649,258

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Bond	Rights	Total
Beginning balance as of November 1, 2021	$773,451	$—	$1,873,458	$2,646,909

Accrued discounts/premiums	—	—	—	—

Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation/(depreciation)	792,584	—	(227,408)	565,176

Purchases	—	—	—	—

Sales	—	—	—	—

Transfers into Level 3	101,030,574	—	—	101,030,574

Transfers out of Level 3	—	—	—	—

Ending balance as of July 31, 2022	$102,596,609	$—	$1,646,050	$104,242,659

Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$792,584	$—	$(227,408)	$565,176

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2022 (Unaudited)

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2021 through July 31, 2022. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2021	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 7/31/2022	Dividend/ Interest Income

Artemis Gold, Inc.
$ 13,996,358	$7,786,368	$—	$—	$(4,689,287)	$17,093,439	$—
Astarta Holding NV
8,936,097	—	—	—	(5,496,693)	3,439,404	—
Bear Creek Mining Corp.
5,097,704	—	—	—	(2,577,712)	2,519,992	—
Dundee Corp., Cl A
2,893,298	—	—	—	(304,871)	2,588,427	—
Equinox Gold
22,293,959	34,255,341	(4,376,551)	(1,282,554)	(14,126,240)	36,763,955	—
Etalon Group GDR
16,219,802	3,030,227	309,538	(309,538)	(15,573,059)	3,676,970	1,596,035
Fission Uranium Corp.
13,115,966	5,022,269	—	—	(4,486,191)	13,652,044	—
Gabriel Resources, Ltd.
—	834,788	—	—	(40,661)	794,127	—
Gabriel Resources, Ltd.
11,521,960	—	—	—	(1,808,004)	9,713,956	—
Gabriel Resources, Ltd.
659,271	—	—	—	(103,452)	555,819	—
Guangshen Railway Co., Ltd., Cl H
7,474,415	772,195	—	—	(314,400)	7,932,210	—
Hemas Holdings PLC
5,789,372	—	—	—	(3,765,656)	2,023,716	86,857
IAMGOLD
5,826,925	25,727,141	—	—	(9,537,923)	22,016,143	—
International Tower Hill Mines, Ltd.
4,245,588	808,852	—	—	(961,826)	4,092,614	—
Kernel Holding SA
24,091,785	9,307,744	—	—	(19,494,703)	13,904,826	913,558
MHP SE (USD Shares) GDR
339,165	—	—	—	(149,500)	189,665	869,961
Northern Dynasty Minerals, Ltd. (USD)
4,844,175	1,641,950	—	—	(1,577,902)	4,908,223	—
Perpetua Resources
—	7,485,127	—	—	(1,055,326)	6,429,801	—
Yellow Cake PLC
18,551,677	2,666,923	—	—	(381,028)	20,837,572	—
Yoma Strategic Holdings, Ltd.
6,185,000	623,840	—	—	(315,421)	6,493,419	—

Totals:
$ 172,082,517	$99,962,765	$(4,067,013)	$(1,592,092)	$(86,759,855)	$179,626,322	$3,466,411

Amounts designated as “—” are either $0 or have been rounded to $0.

KGI-QH-001-1800

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 73.3%	Shares	Value

AUSTRALIA — 4.7%

Newcrest Mining, Ltd.	1,995,404	$26,890,563

BRAZIL — 0.7%

Banco do Brasil SA	111,200	776,923

Centrais Eletricas Brasileiras SA	332,360	2,954,183

		3,731,106

CANADA — 16.3%

Cameco Corp.	618,204	15,931,117

Centerra Gold, Inc.	546,572	3,401,803

Equinox Gold * (A)	1,310,978	5,855,917

Ivanhoe Mines, Ltd., Cl A *	1,316,703	8,184,730

MEG Energy Corp. *	448,718	6,177,735

Novagold Resources, Inc. *	2,161,725	10,549,218

Pan American Silver Corp. (B)	301,776	6,141,332

Turquoise Hill Resources, Ltd. *	674,523	17,632,031

Wheaton Precious Metals Corp.	560,415	19,222,234

		93,096,117

CHINA — 5.5%

Alibaba Group Holding, Ltd. *	320,000	3,597,910

CGN Power, Cl H (C)	23,801,000	5,488,126

China Communications Services, Cl H	9,256,000	3,763,178

China Shenhua Energy Co., Ltd., Cl H	990,000	2,798,078

Guangshen Railway Co., Ltd., Cl H * (A)	10,844,000	1,836,450

PAX Global Technology, Ltd.	3,092,000	2,892,922

Shanghai Electric Group Co., Ltd., Cl H *	12,578,000	3,147,862

Shanghai Mechanical and Electrical Industry, Cl B	4,311,615	5,079,738

Sinopharm Group, Cl H	1,111,200	2,545,967

		31,150,231

FRANCE — 0.7%

Carrefour SA	82,078	1,398,772

Electricite de France SA	227,085	2,757,766

		4,156,538

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued	Shares	Value

HONG KONG — 3.5%

CK Hutchison Holdings, Ltd.	930,000	$6,168,950

K Wah International Holdings, Ltd.	7,668,000	2,851,017

SJM Holdings, Ltd. *	15,616,000	6,371,145

WH Group, Ltd.	6,001,000	4,544,782

		19,935,894

INDONESIA — 1.2%

Indofood Sukses Makmur	14,892,800	6,830,591

JAPAN — 6.4%

Inpex Corp.	507,500	5,816,855

Kamigumi Co., Ltd.	244,200	4,965,664

Mitsubishi Corp.	135,400	4,023,990

Mitsui & Co., Ltd.	193,800	4,275,669

Suzuken Co., Ltd.	296,600	8,197,713

TS Tech	451,800	5,151,835

West Japan Railway Co.	115,400	4,238,726

		36,670,452

KAZAKHSTAN — 5.4%

Halyk Savings Bank of Kazakhstan JSC GDR *(B)	748,907	7,028,537

NAC Kazatomprom JSC GDR	466,280	13,980,916

NAC Kazatomprom JSC GDR (C)	335,296	10,053,498

		31,062,951

MALAYSIA — 0.0%

Sime Darby Plantation	2,100	2,058

NETHERLANDS — 0.8%

AerCap Holdings *	104,106	4,670,195

RUSSIA — 7.3%

Federal Grid Unified Energy System PJSC *(B)(D)	3,021,385,233	1,380,513

Gazprom Neft PJSC (B)(D)	2,817,940	5,176,652

Gazprom PJSC *(B)(D)	8,122,810	7,628,344

Lenta International PJSC GDR *(B)(D)	1,271,467	971,782

LSR Group PJSC, Cl A *(B)(D)	510,671	1,409,329

Moscow Exchange MICEX-RTS PJSC *(B)(D)	5,746,159	2,382,295

Polyus PJSC GDR (B)(D)	249,258	5,244,438

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued	Shares	Value

RUSSIA — continued

RusHydro PJSC (B)(D)	991,278,397	$3,671,107

Sberbank of Russia PJSC *(B)(D)	8,292,394	5,260,602

VEON ADR *(D)	16,018,241	7,752,829

VTB Bank PJSC *(B)(D)	11,647,406,497	1,045,699

		41,923,590

SINGAPORE — 2.0%

Golden Agri-Resources, Ltd.	61,754,700	11,627,801

SOUTH AFRICA — 2.8%

Gold Fields, Ltd.	637,702	5,898,044

Harmony Gold Mining ADR	1,764,393	5,769,565

Impala Platinum Holdings, Ltd.	388,775	4,310,549

		15,978,158

SOUTH KOREA — 9.9%

DL E&C Co., Ltd.	125,369	3,924,123

GS Holdings	94,295	3,022,576

Hana Financial Group	45,885	1,314,903

Hyundai Mobis, Co., Ltd.	17,092	3,008,314

Korea Electric Power Corp. *	253,767	4,370,608

Korea Electric Power Corp. ADR *	280,070	2,414,203

KT Corp.	350,527	10,188,261

KT Corp. ADR	594,397	8,559,317

LG Corp.	141,069	8,804,926

LG Uplus	1,109,179	10,688,157

		56,295,388

UKRAINE — 0.6%

MHP SA GDR (A)(B)	792,536	3,368,278

UNITED KINGDOM — 2.5%

Fresnillo PLC	894,457	8,040,461

Yellow Cake PLC * (A)(C)	1,350,705	6,190,902

		14,231,363

UNITED STATES — 3.0%

Royal Gold, Inc.	105,212	11,023,061

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued	Shares	Value

UNITED STATES — continued

Sabre *	971,703	$5,975,974

		16,999,035

TOTAL COMMON STOCK

(Cost $501,818,986)		418,620,309

PREFERRED STOCK — 0.7%

SOUTH KOREA —0.7%

Hyundai Motor Co., Series 2 4.170%	57,314	4,168,872

TOTAL PREFERRED STOCK

(Cost $4,382,043)		4,168,872

UNIT TRUST FUND — 0.0%

CANADA — 0.0%

Sprott Physical Uranium Trust *	9,565	112,042

TOTAL UNIT TRUST FUND

(Cost $104,739)		112,042

U.S. TREASURY OBLIGATIONS — 13.7%	Face Amount

United States Treasury Bills

1.697%, 03/23/23(E)	$39,771,200	39,067,011

1.177%, 10/13/22(E)	39,357,900	39,174,140

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $78,604,007)		78,241,151

SHORT TERM INVESTMENT — 1.1%	Shares

Dreyfus Treasury Securities Cash Management Fund, Cl Participant Shares, 1.050%(F)	6,003,274	6,003,274

TOTAL SHORT TERM INVESTMENT

(Cost $6,003,274)		6,003,274

TOTAL INVESTMENTS — 88.8%

(Cost $590,913,049)		507,145,648

Other Assets and Liabilities, Net — 11.2%		63,874,647

NET ASSETS — 100.0%		$571,020,295

*	Non-income producing security.
(A)	Affiliated investment.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2022 (Unaudited)

(B)	Securities considered illiquid. The total value of such securities as of July 31, 2022 was $50,708,908 and represented 8.9% of Net Assets.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2022 was $21,732,526 and represents 3.9% of Net Assets.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	The rate reported is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Australia	$—	$26,890,563	$—	$26,890,563

Brazil	3,731,106	—	—	3,731,106

Canada	93,096,117	—	—	93,096,117

China	—	31,150,231	—	31,150,231

France	—	4,156,538	—	4,156,538

Hong Kong	—	19,935,894	—	19,935,894

Indonesia	—	6,830,591	—	6,830,591

Japan	—	36,670,452	—	36,670,452

Kazakhstan	—	31,062,951	—	31,062,951

Malaysia	—	2,058	—	2,058

Netherlands	4,670,195	—	—	4,670,195

Russia	—	—	41,923,590	41,923,590

Singapore	—	11,627,801	—	11,627,801

South Africa	5,769,565	10,208,593	—	15,978,158

South Korea	10,973,520	45,321,868	—	56,295,388

Ukraine	3,368,278	—	—	3,368,278

United Kingdom	—	14,231,363	—	14,231,363

United States	16,999,035	—	—	16,999,035

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2022 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total

Total Common Stock	$138,607,816	$238,088,903	$41,923,590	$418,620,309

Preferred Stock

South Korea	—	4,168,872	—	4,168,872

Unit Trust Fund

Canada	112,042	—	—	112,042

U.S. Treasury Obligations

United States	—	78,241,151	—	78,241,151

Short Term Investment

United States	6,003,274	—	—	6,003,274

Total Investments in Securities	$144,723,132	$320,498,926	$41,923,590	$507,145,648

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Total
Beginning balance as of November 1, 2021	$—	$—
Accrued discounts/premiums	—	—

Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—

Purchases	—	—

Sales	—	—

Transfers into Level 3	41,923,590	41,923,590

Transfers out of Level 3	—	—

Ending balance as of July 31, 2022	$41,923,590	$41,923,590

Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$—	$—

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2022 (Unaudited)

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2021 through July 31, 2022. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2021	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 7/31/2022	Dividend/ Interest Income

Equinox Gold
$ 4,021,502	$4,128,696	$—	$—	$(2,294,281)	$5,855,917	$—
Guangshen Railway Co., Ltd., Cl H
1,909,425	—	—	—	(72,975)	1,836,450	—
MHP SA GDR
4,347,618	1,172,167	—	—	(2,151,507)	3,368,278	148,906
Yellow Cake PLC
5,580,239	2,378,890	(1,908,742)	318,451	(177,936)	6,190,902	—

Totals:
$ 15,858,784	$7,679,753	$(1,908,742)	$318,451	$(4,696,699)	$17,251,547	$148,906

Amounts designated as “—” are either $0 or rounded to $0.

KGI-QH-002-1500